Summary of Significant Accounting Policies - Exchange Rates of Key Currencies (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.1234	1.1450
Annual average rate	1.1196	1.1813	1.1292
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.3204	1.2800
Annual average rate	1.2768	1.3356	1.2882
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.0350	1.0161
Annual average rate	1.0062	1.0228	1.0156
Australian Dollar (AUD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.7023	0.7059
Annual average rate	0.6954	0.7478	0.7666
Canadian Dollar (CAD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.7696	0.7337
Annual average rate	0.7535	0.7719	0.7710
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.0092	0.0091
Annual average rate	0.0092	0.0091	0.0089
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.1437	0.1454
Annual average rate	0.1448	0.1514	0.1480